Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Airlines - 1.2%
Frontier Group Holdings, Inc. (A) (B)	366,418	$ 5,305,733

Auto Components - 0.6%
Stoneridge, Inc. (A)	133,187	2,506,579

Automobiles - 1.0%
Winnebago Industries, Inc. (B)	75,811	4,576,710

Banks - 20.7%
Ameris Bancorp	113,272	5,356,633
Associated Banc-Corp.	215,466	4,330,867
Atlantic Union Bankshares Corp.	120,284	4,160,624
Banner Corp.	75,717	4,693,697
ConnectOne Bancorp, Inc.	180,851	4,781,700
Customers Bancorp, Inc. (A)	128,458	4,905,811
Enterprise Financial Services Corp.	82,793	3,893,755
FB Financial Corp.	110,018	4,714,271
First Bancorp	108,672	4,116,495
First Interstate BancSystem, Inc., Class A	133,007	5,424,025
Hancock Whitney Corp.	105,097	5,129,785
Metropolitan Bank Holding Corp. (A)	42,005	2,914,307
National Bank Holdings Corp., Class A	125,252	5,212,988
OceanFirst Financial Corp.	243,596	5,008,334
Pacific Premier Bancorp, Inc.	113,360	3,813,430
Renasant Corp.	113,635	3,795,409
Simmons First National Corp., Class A	162,920	3,869,350
Texas Capital Bancshares, Inc. (A)	88,062	5,162,194
United Community Banks, Inc.	138,888	4,726,359
Veritex Holdings, Inc.	153,381	4,745,608

		90,755,642

Biotechnology - 0.8%
Coherus Biosciences, Inc. (A) (B)	427,361	3,619,748

Building Products - 2.4%
AZEK Co., Inc. (A)	223,037	4,612,405
Griffon Corp.	202,264	6,069,943

		10,682,348

Chemicals - 1.0%
Cabot Corp. (B)	61,605	4,574,787

Commercial Services & Supplies - 2.5%
BrightView Holdings, Inc. (A)	319,669	4,200,451
MillerKnoll, Inc.	110,562	3,329,022
VSE Corp.	86,773	3,640,127

		11,169,600

Communications Equipment - 0.7%
Casa Systems, Inc. (A)	718,832	3,177,237

Construction Materials - 0.9%
Summit Materials, Inc., Class A (A)	149,445	4,111,232

Consumer Finance - 1.0%
PRA Group, Inc. (A)	106,315	4,235,590

Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (A)	137,740	5,523,374

Electronic Equipment, Instruments & Components - 0.8%
ScanSource, Inc. (A)	105,936	3,384,655

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.7%
Liberty Energy, Inc., Class A (A)	228,432	$ 3,243,734

Entertainment - 1.9%
IMAX Corp. (A)	243,117	4,086,797
Lions Gate Entertainment Corp., Class B (A)	497,526	4,134,441

		8,221,238

Equity Real Estate Investment Trusts - 12.2%
Apple Hospitality, Inc.	302,185	5,040,446
Centerspace	56,923	4,889,116
Community Healthcare Trust, Inc.	109,144	4,251,159
Easterly Government Properties, Inc.	233,351	4,730,025
EPR Properties	109,692	5,902,527
Innovative Industrial Properties, Inc.	37,884	3,652,396
NexPoint Residential Trust, Inc.	72,696	4,837,192
Outfront Media, Inc.	234,014	4,319,898
Pebblebrook Hotel Trust	201,830	3,947,795
SL Green Realty Corp. (B)	86,730	4,306,144
Summit Hotel Properties, Inc. (A)	334,566	2,626,343
Sunstone Hotel Investors, Inc. (A)	418,735	4,744,268

		53,247,309

Food & Staples Retailing - 1.8%
Andersons, Inc. (B)	101,637	3,676,210
Sprouts Farmers Market, Inc. (A)	146,073	4,037,458

		7,713,668

Food Products - 0.5%
Dole PLC (B)	256,811	2,406,319

Gas Utilities - 1.4%
Southwest Gas Holdings, Inc.	68,434	5,951,021

Health Care Equipment & Supplies - 2.9%
Inmode Ltd. (A)	185,714	6,173,133
Lantheus Holdings, Inc. (A)	84,446	6,478,697

		12,651,830

Health Care Providers & Services - 3.2%
AMN Healthcare Services, Inc. (A)	55,043	6,189,035
Patterson Cos., Inc.	123,714	3,842,557
Premier, Inc., Class A	101,201	3,892,190

		13,923,782

Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc. (A)	176,296	4,892,214
Six Flags Entertainment Corp. (A)	183,959	4,170,350

		9,062,564

Household Durables - 3.7%
Century Communities, Inc.	89,287	4,568,816
MDC Holdings, Inc.	125,719	4,557,314
Taylor Morrison Home Corp. (A)	170,756	4,900,697
Universal Electronics, Inc. (A)	74,819	2,076,227

		16,103,054

Insurance - 2.7%
Hanover Insurance Group, Inc.	28,087	3,833,033
James River Group Holdings Ltd.	181,666	4,316,384
Selective Insurance Group, Inc.	47,617	3,707,460

		11,856,877

Internet & Direct Marketing Retail - 0.7%
1-800-Flowers.com, Inc., Class A (A)	307,358	3,064,359

Transamerica Funds	Page 1

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.0%
Barnes Group, Inc.	116,665	$ 3,945,610
Wabash National Corp.	265,328	4,791,824

		8,737,434

Media - 1.8%
Gray Television, Inc.	252,450	4,687,997
Thryv Holdings, Inc. (A) (B)	127,754	3,109,532

		7,797,529

Metals & Mining - 1.9%
Carpenter Technology Corp.	117,678	3,782,171
Compass Minerals International, Inc.	125,390	4,668,270

		8,450,441

Mortgage Real Estate Investment Trusts - 2.0%
Ladder Capital Corp.	387,202	4,599,960
Redwood Trust, Inc.	469,022	4,061,730

		8,661,690

Multi-Utilities - 1.9%
Avista Corp.	97,491	4,119,970
NorthWestern Corp.	78,057	4,328,260

		8,448,230

Oil, Gas & Consumable Fuels - 4.4%
Callon Petroleum Co. (A)	71,780	3,304,751
CNX Resources Corp. (A)	186,453	3,220,043
Delek US Holdings, Inc.	102,126	2,722,679
Northern Oil & Gas, Inc.	121,670	3,507,746
Ranger Oil Corp., Class A	86,993	3,310,954
Scorpio Tankers, Inc. (B)	79,888	3,084,476

		19,150,649

Paper & Forest Products - 0.5%
Mativ, Inc.	96,636	2,111,497

Pharmaceuticals - 0.9%
Collegium Pharmaceutical, Inc. (A)	217,361	3,736,436

Road & Rail - 1.1%
Ryder System, Inc.	59,303	4,644,611

Semiconductors & Semiconductor Equipment - 3.3%
Alpha & Omega Semiconductor Ltd. (A)	121,209	5,091,990
SMART Global Holdings, Inc. (A) (B)	246,064	4,827,776
Ultra Clean Holdings, Inc. (A)	134,913	4,533,077

		14,452,843

Software - 1.2%
A10 Networks, Inc.	360,359	5,372,953

Specialty Retail - 3.9%
Asbury Automotive Group, Inc. (A)	26,598	4,565,281
MarineMax, Inc. (A)	98,291	4,014,204
Urban Outfitters, Inc. (A) (B)	179,326	3,672,596
Victoria’s Secret & Co. (A) (B)	130,036	4,806,131

		17,058,212

Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	69,622	4,310,994

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 4.3%
Air Lease Corp.	132,129	$ 4,903,307
GATX Corp.	50,305	5,043,076
GMS, Inc. (A)	85,631	4,544,437
Rush Enterprises, Inc., Class A	88,492	4,264,430

		18,755,250

Total Common Stocks (Cost $378,834,248)		432,757,759

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (C)	2,649,342	2,649,342

Total Other Investment Company (Cost $2,649,342)		2,649,342

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.65% (C), dated 07/29/2022, to be repurchased at $4,504,477 on 08/01/2022. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2025, and with a value of $4,594,326.	$ 4,504,233	4,504,233

Total Repurchase Agreement (Cost $4,504,233)		4,504,233

Total Investments (Cost $385,987,823)		439,911,334
Net Other Assets (Liabilities) - (0.5)%		(2,354,589)

Net Assets - 100.0%		$ 437,556,745

Transamerica Funds	Page 2

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$432,757,759	$—	$—	$432,757,759
Other Investment Company	2,649,342	—	—	2,649,342
Repurchase Agreement	—	4,504,233	—	4,504,233

Total Investments	$435,407,101	$4,504,233	$—	$439,911,334

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $34,672,615, collateralized by cash collateral of $2,649,342 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $32,954,182. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Small Cap Value (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4